Investment in associated companies - Share in Results from Associated Companies (Details) - USD ($) $ in Millions	2 Months Ended	3 Months Ended		4 Months Ended	7 Months Ended	9 Months Ended	12 Months Ended
	Feb. 22, 2022	Sep. 30, 2022	Sep. 30, 2021	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2021	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Feb. 23, 2022	Jan. 20, 2022
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)	$ (2)	$ (1)	$ 2		$ (7)	$ 3	$ 3	$ 0	$ (22)
Investments in associated companies		79		$ 79	79		27	24		$ 64	$ (152)
Seadrill Partners | Seadrill Partners - Subordinated Units
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)							0	0	(21)
Sonadrill
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)							5	(2)	(1)
Investments in associated companies		46		46	46		27	22
Gulfdrill
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)							(2)	2	$ 0
Investments in associated companies		2		2	2		0	$ 2
Paratus Energy Services [Member]
Schedule of Equity Method Investments [Line Items]
Share in results from associated companies (net of tax)				8
Investments in associated companies		$ 31		$ 31	$ 31		$ 0